Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 895	$ 826
Provision for credit losses
Purchases and originations	23	28
Derecognitions and maturities	(37)	(44)
Remeasurements	137	161
Write-offs	(144)	(129)
Recoveries	31	27
Exchange rate and other	(13)	(8)
Balance at end of period	892	861
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	242	278
Provision for credit losses
Transfers in (out) to Stage 1	132	204
Transfers in (out) to Stage 2	(23)	(42)
Purchases and originations	23	26
Derecognitions and maturities	(7)	(9)
Remeasurements	(132)	(180)
Exchange rate and other		(2)
Balance at end of period	235	275
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	512	427
Provision for credit losses
Transfers in (out) to Stage 1	(132)	(204)
Transfers in (out) to Stage 2	23	42
Transfers in (out) to Stage 3	(44)	(43)
Purchases and originations		2
Derecognitions and maturities	(30)	(35)
Remeasurements	190	271
Exchange rate and other		(1)
Balance at end of period	519	459
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	141	121
Provision for credit losses
Transfers in (out) to Stage 3	44	43
Remeasurements	79	70
Write-offs	(144)	(129)
Recoveries	31	27
Exchange rate and other	(13)	(5)
Balance at end of period	$ 138	$ 127